SHARE-BASED COMPENSATION - Recognized share-based compensation expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	¥ 87	¥ 109	¥ 122
Hotel operating costs
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	33	39	42
Selling and marketing expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	4	4	4
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	¥ 50	¥ 66	¥ 76